Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Fixed Assets or Term of Related Lease (Details)	Dec. 31, 2025
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	Leasehold Improvements
Computer Equipment | Minimum
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	3 years
Computer Equipment | Maximum
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	6 years
Office Furniture and Equipment | Minimum
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	3 years
Office Furniture and Equipment | Maximum
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	5 years
Office Building
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	43 years
Others
Property Plant And Equipment [Line Items]
Fixed assets, estimated useful lives	5 years